Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nominal par shares	$ 0.0000067	$ 0.0000067
Total amount share capital	$ 84	$ 84
Total exercised stock options	$ 5,546	$ 9,148	$ 4,505
Class A Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	97,594	4,355,374